Average Annual Total Returns - LVIP SSGA Large Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	15.78%	11.88%	9.51%	May 01, 2013	15.49%	11.60%	9.24%	May 01, 2013	18.40%	15.22%	14.09%